UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07850

PNC Advantage Funds
(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor
Baltimore, MD 21202
(Address of principal executive offices) (Zip code)

John M. Loder, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street
Boston, Massachusetts 02199-3600
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C  A d v a n t a g e  F u n d s

I N V E S T M E N T  A B B R E V I A T I O N S  A N D  D E F I N I T I O N S

F e b r u a r y  2 8 ,  2 0 1 3  ( U n a u d i t e d )

Cl — Class
DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN —	Floating Rate Note. The rate shown is the rate in effect on February 28, 2013, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation LLC — Limited Liability Company MTN — Medium Term Note RB — Revenue Bond TECP — Tax Exempt Commercial Paper
VRDN —	Variable Rate Demand Note. The rate shown is the rate in effect on February 28, 2013, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.0%
Federal Farm Credit Bank — 9.5%
Federal Farm Credit Bank
0.300%, 08/28/13	$1,000	$ 1,001
Federal Farm Credit Bank (DN)
0.080%, 04/26/13	1,165	1,165
Federal Farm Credit Bank (FRN)
0.277%, 03/06/13	1,000	1,000
0.200%, 04/02/13	1,000	1,000
0.200%, 07/02/13	1,000	1,000
0.154%, 07/29/13	950	950
0.222%, 08/22/13	950	950
0.230%, 11/18/13	1,000	1,000
0.297%, 04/21/14	400	400
0.420%, 05/29/14	450	451
		8,917

Federal Home Loan Bank — 12.4%
Federal Home Loan Bank
0.125%, 03/05/13	900	900
1.625%, 03/20/13	900	901
0.240%, 04/26/13	600	600
0.200%, 05/02/13	475	475
0.250%, 07/01/13	850	850
0.240%, 08/09/13	500	500
0.210%, 08/20/13	720	720
0.250%, 09/06/13	900	900
Federal Home Loan Bank (DN)
0.125%, 03/04/13	500	500
0.165%, 04/17/13	680	680
0.230%, 06/06/13	800	800
Federal Home Loan Bank (FRN)
0.055%, 04/09/13	1,000	1,000
0.150%, 05/15/13	1,000	1,000
0.190%, 07/25/13	900	900
0.160%, 07/25/13	900	900
		11,626

Federal Home Loan Mortgage Corporation — 10.8%
Federal Home Loan Mortgage Corporation
1.625%, 04/15/13	900	902
4.500%, 07/15/13	950	965
4.125%, 09/27/13	2,000	2,045
0.500%, 10/15/13	1,250	1,252
Federal Home Loan Mortgage Corporation (DN)
0.160%, 04/03/13	500	500
0.160%, 04/18/13	900	900
0.150%, 08/05/13	725	725
0.150%, 08/19/13	565	565
0.150%, 09/05/13	900	899
Federal Home Loan Mortgage Corporation (FRN)
0.162%, 03/21/13	900	900
0.170%, 11/04/13	500	500
		10,153

Federal National Mortgage Association — 9.3%
Federal National Mortgage Association
4.375%, 03/15/13	900	901
1.000%, 09/23/13	1,900	1,909
1.050%, 10/22/13	500	503
0.750%, 12/18/13	1,250	1,256
Federal National Mortgage Association (DN)
0.155%, 03/27/13	900	900

	Par (000)	Value (000)

0.080%, 05/01/13	$ 900	$ 900
0.125%, 05/08/13	1,500	1,500
Federal National Mortgage Association (FRN)
0.200%, 05/17/13	900	900
		8,769

Total U.S. Government Agency Obligations (Cost $39,465)		39,465

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Notes — 3.5%
3.500%, 05/31/13	900	907
0.375%, 06/30/13	1,500	1,501
0.250%, 01/31/14	900	901

Total U.S. Treasury Obligations (Cost $3,309)		3,309

	Number of Shares
MONEY MARKET FUND — 0.5%
Invesco Government & Agency Portfolio	500,000	500

Total Money Market Fund (Cost $500)		500

	Par (000)
REPURCHASE AGREEMENTS — 57.6%

Deutsche Bank Securities, Inc. 0.200% (dated 02/28/13, due 03/01/13, repurchase price $18,000,100, collateralized by U.S. Treasury Note, 2.000%, due 02/15/23, total value $18,360,006)	$18,000	18,000

Merrill Lynch Pierce Fenner and Smith 0.160% (dated 02/28/13, due 03/01/13, repurchase price $18,000,080, collateralized by Federal Home Loan Mortgage Corporation Bond, 2.500%, due 02/01/28, total value $18,360,001)	18,000	18,000

UBS Securities LLC 0.170% (dated 02/28/13, due 03/01/13, repurchase price $18,123,086, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.324% to 12.500%, 04/01/13 to 11/01/42, total value $18,485,460)	18,123	18,123

Total Repurchase Agreements (Cost $54,123)		54,123

TOTAL INVESTMENTS — 103.6% (Cost $97,397)*		97,397

Other Assets & Liabilities — (3.6)%		(3,406)

TOTAL NET ASSETS — 100.0%		$93,991

* Also cost for Federal income tax purposes.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Money Market Fund	$500	$–	$–	$500

Repurchase Agreements	–	54,123	–	54,123

U.S. Government Agency Obligations	–	39,465	–	39,465

U.S. Treasury Obligations	–	3,309	–	3,309

Total Assets - Investments in Securities	$500	$96,897	$–	$97,397

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 3  ( U n a u d i t e d )

	Par	Value
	(000)	(000)
ASSET BACKED SECURITIES — 2.0%
Automotive — 1.6%
Honda Auto Receivables Owner Trust,
Series 2012-4, Cl A1
0.230%, 10/18/13	$2,236	$ 2,236
Huntington Auto Trust,
Series 2012-2, Cl A1
0.230%, 10/15/13	2,999	2,999
Hyundai Auto Receivables Trust,
Series 2012-B, Cl A1
0.293%, 07/15/13	57	57
Hyundai Auto Receivables Trust,
Series 2012-C, Cl A1
0.230%, 10/15/13	2,033	2,033
Hyundai Auto Receivables Trust,
Series 2013-A, Cl A1
0.200%, 02/18/14	1,081	1,081
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Cl A1
0.230%, 09/16/13	729	729
USAA Auto Owner Trust,
Series 2012-1, Cl A1
0.230%, 09/16/13	791	791
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Cl A1
0.230%, 10/21/13	2,457	2,457
World Omni Auto Receivables Trust,
Series 2012-B, Cl A1
0.240%, 11/15/13	2,796	2,796
		15,179

Other — 0.4%
CNH Equipment Trust,
Series 2012-C, Cl A1
0.230%, 10/15/13	1,215	1,215
CNH Equipment Trust,
Series 2012-D, Cl A1
0.250%, 12/16/13	2,834	2,834
		4,049

Total Asset Backed Securities (Cost $19,228)		19,228

CERTIFICATES OF DEPOSIT — 7.7%
Yankee — 7.7%
Bank of Montreal Chicago
0.220%, 03/06/13	9,000	9,000
0.190%, 05/15/13	1,900	1,900
Canadian Imperial Bank of Commerce NY (FRN)
0.312%, 04/24/13	9,400	9,400
Credit Suisse NY
0.350%, 03/25/13	4,600	4,601
0.180%, 04/19/13	4,600	4,599
Nordea Bank Finland NY
0.290%, 05/20/13	5,600	5,600
Rabobank Nederland NY
0.450%, 03/06/13	3,100	3,100
Royal Bank of Canada NY (FRN)
0.330%, 03/11/13	3,000	3,000
0.361%, 09/06/13	2,250	2,251
Svenska Handelsbanken
0.215%, 04/17/13	7,000	7,000

	Par	Value
	(000)	(000)

0.215%, 05/07/13	$ 600	$ 600
0.285%, 07/23/13	8,500	8,501
Toronto Dominion NY
0.180%, 04/15/13	3,800	3,800
0.230%, 08/07/13	8,300	8,300
Westpac Banking NY (FRN)
0.378%, 08/02/13	3,500	3,500

Total Certificates of Deposit (Cost $75,152)		75,152

ASSET BACKED COMMERCIAL PAPER† — 11.7%
Financial Services — 11.7%
Alpine Securitization
0.170%, 03/21/13	16,000	15,998
0.180%, 03/04/13	2,000	2,000
Chariot Funding LLC
0.160%, 04/29/13	8,000	7,998
Fairway Finance LLC
0.170%, 04/23/13	1,000	1,000
0.180%, 03/12/13	7,000	6,999
Liberty Street Funding LLC
0.160%, 03/25/13	6,000	5,999
0.180%, 04/15/13	5,900	5,899
0.190%, 03/15/13	4,000	4,000
Old Line Funding LLC
0.165%, 04/22/13	4,300	4,299
0.180%, 04/25/13	2,000	1,999
Regency Market No. 1 LLC
0.180%, 03/20/13	16,000	15,998
Sheffield Receivables
0.160%, 03/13/13	6,500	6,500
0.180%, 04/04/13	1,000	1,000
0.190%, 03/06/13	2,800	2,800
0.190%, 03/11/13	7,000	7,000
Straight-A Funding LLC
0.190%, 03/01/13	15,000	15,000
Thunder Bay Funding LLC
0.140%, 03/15/13	1,010	1,010
Variable Funding Capital
0.140%, 03/01/13	9,000	9,000

Total Asset Backed Commercial Paper (Cost $114,499)		114,499

COMMERCIAL PAPER† — 35.3%
Banks — 21.0%
Australia & New Zealand Banking Group
0.219%, 08/28/13	6,000	5,993
Australia & New Zealand Banking Group (FRN)
0.343%, 04/12/13 144A	9,600	9,603
Bank of Nova Scotia
0.210%, 03/27/13	3,000	3,000
Bank of Nova Scotia Houston
0.230%, 07/29/13	5,000	5,000
Bank of Tokyo-Mitsubishi
0.200%, 05/15/13	2,300	2,299
0.200%, 05/21/13	9,000	8,996
0.200%, 05/28/13	7,000	6,997
Commonwealth Bank of Australia
0.260%, 06/17/13	6,000	5,995

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
COMMERCIAL PAPER† — continued
Banks — continued
Deutsche Bank
0.180%, 03/08/13	$16,500	$ 16,500
DnB Bank ASA
0.180%, 03/04/13	4,370	4,370
0.270%, 03/22/13	4,250	4,249
0.290%, 03/22/13	1,000	1,000
0.300%, 03/22/13	4,000	3,999
0.270%, 08/29/13	3,000	2,996
HSBC USA
0.250%, 03/26/13	4,000	3,999
0.240%, 05/02/13	1,400	1,399
0.300%, 07/22/13	6,000	5,993
JPMorgan Chase
0.220%, 03/13/13	9,000	9,000
0.300%, 10/15/13	8,000	7,985
National Australia Funding
0.175%, 05/06/13	8,250	8,247
National Australia Funding Delaware
0.280%, 06/17/13	8,350	8,343
Nordea North America
0.300%, 03/18/13	1,000	1,000
0.165%, 05/08/13	4,500	4,499
0.240%, 05/08/13	2,200	2,199
0.210%, 07/11/13	1,200	1,199
Overseas-Chinese Banking
0.180%, 03/25/13	8,500	8,499
Rabobank USA Financial
0.240%, 03/11/13	2,750	2,750
0.250%, 03/11/13	2,000	2,000
0.260%, 07/08/13	6,250	6,244
0.240%, 07/11/13	3,000	2,997
Royal Bank of Canada
1.125%, 01/15/14	2,042	2,056
Standard Chartered Bank
0.230%, 04/17/13	17,000	16,995
Svenska Handelsbanken
0.230%, 03/13/13	1,750	1,750
UBS Finance
0.156%, 03/11/13	3,000	3,000
UOB Funding LLC
0.140%, 03/06/13	500	500
0.230%, 03/19/13	6,300	6,299
0.290%, 04/15/13	3,300	3,299
0.240%, 07/26/13	7,700	7,693
Westpac Banking
0.310%, 04/12/13	750	749
0.300%, 09/30/13	5,000	4,991
		204,682

Consumer Staples — 0.9%
Nestle Capital
0.270%, 06/10/13	8,500	8,494

Financial Services — 5.4%
American Honda Finance
0.140%, 04/22/13	8,000	7,998
0.160%, 05/22/13	6,000	5,998
0.160%, 05/23/13	2,000	1,999
American Honda Finance (FRN)
0.323%, 11/08/13 144A	2,000	2,000
CPPIB Capital
0.180%, 03/20/13	3,000	3,000

	Par	Value
	(000)	(000)

0.180%, 04/08/13	$ 5,000	$ 4,999
0.200%, 05/08/13	8,000	7,997
General Electric Capital
0.220%, 07/29/13	8,900	8,892
Harvard University
0.135%, 05/28/13	3,000	2,999
Toyota Motor Credit
0.140%, 05/07/13	7,000	6,998
		52,880

Food, Beverage & Tobacco — 0.3%
Coca-Cola
0.240%, 03/01/13	2,000	2,000
0.210%, 03/13/13	1,000	1,000
		3,000

Healthcare — 2.4%
Catholic Health Initiatives
0.210%, 03/05/13	8,500	8,500
0.170%, 04/09/13	5,000	4,999
0.190%, 05/09/13	2,600	2,599
Novartis Finance
0.100%, 03/04/13	7,500	7,500
		23,598

Insurance — 1.7%
Metlife Funding
0.170%, 04/11/13	8,000	7,998
0.321%, 04/16/13	2,150	2,149
0.320%, 04/22/13	7,000	6,997
		17,144

Sovereign Agency — 3.6%
Kreditansalt Fur Wiederaufbau International Finance (Germany)
0.190%, 03/08/13	5,000	5,000
0.190%, 05/20/13	10,300	10,296
0.190%, 06/11/13	3,000	2,998
Swedish Export Credit (Sweden)
0.190%, 03/18/13	9,000	8,999
0.190%, 04/18/13	6,000	5,998
0.200%, 04/22/13	1,500	1,500
		34,791

Total Commercial Paper (Cost $344,589)		344,589

CORPORATE BONDS — 1.8%
Automotive — 1.0%
Toyota Motor Credit (FRN) (MTN)
0.381%, 07/25/13	9,500	9,500

Banks — 0.8%
Wachovia (MTN)
5.500%, 05/01/13	8,000	8,067

Total Corporate Bonds (Cost $17,567)		17,567

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
FUNDING AGREEMENT — 0.9%
New York Life Funding Agreement (FRN)
0.308%, 06/14/13 (A)	$ 9,000	$ 9,000

Total Funding Agreement (Cost $9,000)		9,000

MUNICIPAL SECURITIES — 10.9%
Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN)
0.090%, 03/07/13	$10,000	10,000

Mississippi — 1.4%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series C (VRDN)
0.090%, 03/07/13	$ 6,000	6,000
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series E (VRDN)
0.110%, 03/01/13	$ 8,000	8,000
		14,000

Ohio — 3.7%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.100%, 03/01/13	$ 6,300	6,300
Ohio State (GO) Series B (VRDN)
0.100%, 03/07/13	$11,300	11,300
Ohio State Common Schools (GO) Series B (VRDN)
0.100%, 03/07/13	$ 3,865	3,865
Ohio State University (RB) Series B (VRDN)
0.090%, 03/07/13	$14,115	14,115
		35,580

Texas — 3.7%
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN)
0.110%, 03/01/13	$ 4,100	4,100
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.100%, 03/01/13	$ 8,100	8,100
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN)
0.120%, 03/07/13	$14,500	14,500
University of Houston (TECP) (VRDN)
0.160%, 04/01/13	$ 9,100	9,100
		35,800

Virginia — 1.1%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.090%, 03/07/13	$ 5,100	5,100

	Par (000)	Value (000)

Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
0.090%, 03/07/13	$5,700	$ 5,700
		10,800

Total Municipal Securities (Cost $106,180)		106,180

U.S. GOVERNMENT AGENCY OBLIGATION — 1.6%
Federal National Mortgage Association — 1.6%
Federal National Mortgage Association (DN)
0.130%, 06/03/13	15,400	15,395

Total U.S. Government Agency Obligation (Cost $15,395)		15,395

U.S. TREASURY OBLIGATION — 1.6%
U.S. Treasury Note — 1.6%
0.250%, 11/30/13	15,000	15,010

Total U.S. Treasury Obligation (Cost $15,010)		15,010

	Number of Shares
MONEY MARKET FUND — 2.6%
BlackRock Liquidity Funds TempFund Portfolio††	25,600,000	25,600

Total Money Market Fund (Cost $25,600)		25,600

	Par (000)
REPURCHASE AGREEMENTS — 21.5%

Deutsche Bank Securities, Inc.

0.200% (dated 02/28/13, due 03/01/13, repurchase price $40,000,222, collateralized by Federal National Mortgage Association Bond, 0.000%, due 08/28/13, total value $40,800,420)	$40,000	40,000

Goldman Sachs & Co.

0.190% (dated 02/28/13, due 03/01/13, repurchase price $55,000,290, collateralized Federal National Mortgage Association Bond, 3.500%, due 05/01/42, total value $56,100,001)	55,000	55,000

HSBC Securities USA

0.190% (dated 02/28/13, due 03/01/13, repurchase price $50,000,264, collateralized by Government National Mortgage Association Bonds, 2.500% to 3.500%, due 02/15/28 to 02/20/43, total value $51,003,173)	50,000	50,000

See Notes to Schedules of Investments.

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Merrill Lynch Pierce Fenner and Smith
0.160% (dated 02/28/13, due 03/01/13, repurchase price $30,000,133, collateralized by Federal National Mortgage Association Bond, 3.000%, due 02/01/43, total value $30,600,000)	$30,000	$ 30,000
RBS Securities, Inc.
0.160% (dated 02/28/13, due 03/01/13, repurchase price $25,000,111, collateralized by U.S. Treasury Bond, 4.500%, 05/15/38, total value $25,500,519)	25,000	25,000
UBS Securities LLC
0.170% (dated 02/28/13, due 03/01/13, repurchase price $9,817,046, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bond, 3.368% to 5.000%, due 02/01/27 to 09/01/42, total value $10,013,340)	9,817	9,817

Total Repurchase Agreements (Cost $209,817)		209,817

TOTAL INVESTMENTS — 97.6%
(Cost $952,037)*		952,037

Other Assets & Liabilities — 2.4%		23,601

TOTAL NET ASSETS — 100.0%		$975,638

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Illiquid Security. Total value of illiquid securities is $9,000 (000) and represents 0.9% of net assets as of February 28, 2013.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $11,603 (000) and represents 1.2% of net assets as of February 28, 2013.

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Asset Backed Commercial Paper	$–	$114,499	$–	$114,499

Asset Backed Securities	–	19,228	–	19,228

Certificates of Deposit	–	75,152	–	75,152

Commercial Paper	–	344,589	–	344,589

Corporate Bonds	–	17,567	–	17,567

Funding Agreement	–	9,000	–	9,000

Money Market Fund	25,600	–	–	25,600

Municipal Securities	–	106,180	–	106,180

Repurchase Agreements	–	209,817	–	209,817

U.S. Government Agency Obligation	–	15,395	–	15,395

U.S. Treasury Obligation	–	15,010	–	15,010

Total Assets - Investments in Securities	$25,600	$926,437	$–	$952,037

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 3  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 23.8%
U.S. Treasury Notes — 23.8%
1.375%, 03/15/13	$2,000	$ 2,001
1.750%, 04/15/13	2,600	2,605
0.625%, 04/30/13	1,500	1,501
3.125%, 04/30/13	1,000	1,005
1.375%, 05/15/13	2,500	2,506
0.375%, 06/30/13	1,500	1,501
0.375%, 07/31/13	1,400	1,401
0.750%, 08/15/13	3,400	3,410
0.125%, 09/30/13	2,000	1,999
0.500%, 10/15/13	2,500	2,506
0.250%, 10/31/13	2,500	2,502
0.500%, 11/15/13	2,000	2,005
2.000%, 11/30/13	4,000	4,055
0.750%, 12/15/13	2,000	2,009
1.000%, 01/15/14	2,000	2,014
		33,020

Total U.S. Treasury Obligations (Cost $33,020)		33,020

	Number of Shares
MONEY MARKET FUND — 2.1%
Invesco Treasury Portfolio	2,950,330	2,950

Total Money Market Fund (Cost $2,950)		2,950

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 73.4%
Deutsche Bank Securities, Inc.
0.180% (dated 02/28/13, due 03/01/13, repurchase price $25,000,125, collateralized by U.S. Treasury Bill and U.S. Treasury Note, 0.000% to 2.000%, due 08/29/13 to 02/15/23, total value $25,500,064)	$25,000	$ 25,000
Goldman Sachs & Co.
0.100% (dated 02/28/13, due 03/01/13, repurchase price $10,000,028, collateralized by U.S. Treasury Bond, 9.250%, due 02/15/16, total value $10,200,030)	10,000	10,000
HSBC Securities USA
0.160% (dated 02/28/13, due 03/01/13, repurchase price $23,000,102, collateralized by U.S. Treasury Note, 2.620%, due 06/30/14, total value $23,460,462)	23,000	23,000
Merrill Lynch Pierce Fenner and Smith
0.120% (dated 02/28/13, due 03/01/13, repurchase price $22,000,073, collateralized by U.S. Treasury Bill, 0.000%, due 02/06/14, total value $22,440,037)	22,000	22,000
UBS Securities LLC
0.150% (dated 02/28/13, due 03/01/13, repurchase price $22,000,092, collateralized by U.S. Treasury Note, 3.125%, due 10/31/16, total value $22,440,017)	22,000	22,000

Total Repurchase Agreements (Cost $102,000)		102,000

TOTAL INVESTMENTS — 99.3% (Cost $137,970)*		137,970

Other Assets & Liabilities — 0.7%		904

TOTAL NET ASSETS — 100.0%		$138,874

*	Also cost for Federal income tax purposes.

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 3  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Money Market Fund	$2,950	$–	$–	$2,950

Repurchase Agreements	–	102,000	–	102,000

U.S. Treasury Obligations	–	33,020	–	33,020

Total Assets - Investments in Securities	$2,950	$135,020	$–	$137,970

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  F u n d s

N O T E S  T O  S C H E D U L E S  O F  I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 3  ( U n a u d i t e d )

Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as an open-end management investment company. The Trust currently offers three diversified investment portfolios, the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”).

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on February 28, 2013 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements are valued at par each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Fixed Income Securities – pricing utilizing standard inputs which are considered unobservable.

P N C  A d v a n t a g e  F u n d s

N O T E S  T O  S C H E D U L E S  O F  I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 3  ( U n a u d i t e d )

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Level 1 and Level 2 during the nine month period ended February 28, 2013.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2013 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. The Funds may be subject to costly and lengthy legal proceedings to sell the underlying security and recover any losses incurred that remain.

2.  Affiliated Fund

The PNC Financial Services Group, Inc. owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of PNC Capital Advisors, LLC (the “Adviser”). The Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Fund’s Schedule of Investments. The investments in BlackRock Funds increased by $10,000,000 during the nine month period ended February 28, 2013.

Details of affiliated holdings at February 28, 2013 are included in the respective Fund’s Schedule of Investments.

3. Market and Credit Risk

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	4/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	4/25/13

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	4/25/13

* Print the name and title of each signing officer under his or her signature.